1933 Act File No. 2-89028
                                                   1940 Act File No. 811-3947

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                   ------

     Pre-Effective Amendment No.  ________.....................

     Post-Effective Amendment No. ___32___.....................       X
                                     -----                         ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

     Amendment No. __23 __ .........................................X
                     ---  -                                      ------

               FEDERATED U.S. GOVERNMENT SECURITES FUND: 1-3 YEARS

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 __  on _APRIL 30, 1999_  pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on ________________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky, LLP

2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

Federated U.S. Government Securities Fund:
1-3 Years

INSTITUTIONAL SHARES



A mutual fund seeking current income by investing in a portfolio of short-term U.S. government securities.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

APRIL 30, 1999

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  10

Financial Information  11

Report of Ernst & Young LLP, Independent Auditors  21



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a diversified, short-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to one year and less than three years.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]



The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return from January 1, 1999 to March 31, 1999, was 0.45%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 4.56% (quarter ended June 30, 1989). Its lowest quarterly return was (0.35%) (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD   FUND    ML13YTI   LSUSGFA
1 Year            6.40%   5.78%     5.82%
5 Years           5.42%   5.97%     5.04%
10 Years          6.66%   7.27%     6.56%

The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Treasury Index (ML13YTI), a broad-based market index and the Lipper Short U.S. Government Funds Average (LSUSGFA), an average of funds with similar investment objectives. Indexes are unmanaged, and it is not possible to invest directly in an index.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.

<Caption

SHAREHOLDER FEES

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                  None
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)                            None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)                            None
Redemption Fee (as a percentage of amount
redeemed, if applicable)                                       None
Exchange Fee                                                   None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as a percentage of average net assets)

Management Fee 2                                               0.40%
Distribution (12b-1) Fee                                       None
Shareholder Services Fee 3                                     0.25%
Other Expenses                                                 0.16%
Total Annual Fund Operating Expenses                           0.81%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 1999.

Total Waiver of Fund Expenses                                  0.27%
Total Actual Annual Fund Operating Expenses (after waivers)    0.54%

2 The adviser voluntary waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund
(after the voluntary waiver) was 0.38% for the fiscal year ended February 28, 1999.

3 The shareholder services fee for the Fund's Institutional Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.00% for the fiscal year ended February 28, 1999.


EXAMPLE



The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $    83
3 Years  $   259
5 Years  $   450
10 Years $ 1,002



What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.



Second, in constructing a portfolio with a targeted average duration, the adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the adviser typically structures the portfolio in one of three ways:

* A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.

* A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.

* A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.



The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:



* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve Board's monetary policy; and



* changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.



As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. The Fund also invests in repurchase agreements for U.S. government securities. Although repurchase agreements are collateralized by the same types of securities in which the Fund invests, income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.



What are the Principal Securities in Which the Fund Invests?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE).



What are the Specific Risks of Investing in the Fund?



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, Federated U.S. Government Securities Fund: 5-10 Years, or Federated U.S. Government Bond Fund, all of which have longer average durations than the Fund.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:



SUSAN M. NASON



Susan M. Nason has been the Fund's portfolio manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.



ROBERT J. OSTROWSKI

Robert J. Ostrowski has been the Fund's portfolio manager since
September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He has been a Senior Vice President of the Fund's Adviser since September 1997 and served as Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 21.



YEAR ENDED FEBRUARY 28 OR 29     1999         1998         1997         1996         1995
NET ASSET VALUE,

BEGINNING OF PERIOD            $10.41       $10.32       $10.38       $10.25       $10.46
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income            0.50         0.56         0.54         0.61         0.52
Net realized and
unrealized gain (loss)
on investments                   0.03         0.09        (0.06)        0.13        (0.21)
Total from investment
operations                       0.53         0.65         0.48         0.74         0.31
LESS DISTRIBUTIONS:

Distributions from net

investment income               (0.50)       (0.56)       (0.54)       (0.61)       (0.52)
NET ASSET VALUE,
END OF PERIOD                  $10.44       $10.41       $10.32       $10.38       $10.25
TOTAL RETURN 1                   5.19%        6.41%        4.78%        7.41%        3.14%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                         0.54%        0.54%        0.54%        0.54%        0.54%
Net investment income            4.78%        5.36%        5.26%        5.91%        5.06%
Expense
waiver/reimbursement 2           0.27%        0.26%        0.27%        0.26%        0.02%
SUPPLEMENTAL DATA:
Net assets,
end of period

(000 omitted)                $591,317     $597,549     $701,498     $697,692     $687,037
Portfolio turnover                207%         118%         145%         142%         265%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments
February 28, 1999





PRINCIPAL

AMOUNT                                                              VALUE

                 U.S. TREASURY NOTES-79.6%

  $ 49,100,000   5.500%, 3/31/2000                             $  49,344,518
    35,000,000   6.375%, 5/15/2000                                35,518,700
    64,000,000   5.375%, 6/30/2000                                64,227,840
    35,000,000   6.125%, 7/31/2000                                35,477,050
    43,743,000   6.000%, 8/15/2000                                44,274,040
    62,000,000   4.000%, 10/31/2000                               60,874,080
    35,000,000   5.750%, 11/15/2000                               35,336,350
    14,000,000   4.625%, 12/31/2000                               13,873,720
    20,000,000   6.500%, 5/31/2001                                20,553,800
    16,000,000   6.625%, 7/31/2001                                16,516,800
    41,000,000   6.500%, 8/31/2001                                42,243,530
    34,500,000   5.875%, 11/30/2001                               35,093,745
    56,000,000   6.125%, 12/31/2001                               57,329,440
                 TOTAL U.S. TREASURY NOTES

                 (IDENTIFIED COST $514,216,951)                  510,663,613
                 U.S. GOVERNMENT AGENCIES-18.9%

                 FEDERAL HOME LOAN BANKS-15.8%

    25,000,000   5.470%, 8/17/2000                                25,050,750
    15,000,000   4.565%, 10/16/2000                               14,821,200
    15,650,000   5.750%, 4/30/2001                                15,759,081
    42,000,000   5.500%, 8/13/2001                                42,091,560
     4,000,000   4.660%, 10/15/2001                                3,927,000
                 TOTAL                                           101,649,591
                 STUDENT LOAN MARKETING ASSOCIATION-3.1%
    19,875,000   5.570%, 3/17/2000                                19,947,742
                 TOTAL U.S. GOVERNMENT AGENCIES
                 (IDENTIFIED COST $122,609,335)                  121,597,333
                 REPURCHASE AGREEMENT-0.8% 1
     4,945,000   Societe Generale, New York,

                 4.750%, dated 2/26/1999, due 3/1/1999

                 (at amortized cost)                               4,945,000

                 TOTAL INVESTMENTS

                 (IDENTIFIED COST $641,771,286) 2              $ 637,205,946


1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $641,771,286. The net unrealized depreciation of investments on a federal tax basis amounts to $4,565,340 which is comprised of $300,589 appreciation and $4,865,929 depreciation at February 28, 1999.

Note: The categories of investments are shown as a percentage of net assets ($641,844,431) at February 28, 1999.



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
February 28, 1999




ASSETS:

Total investments in securities,

at value (identified cost $641,771,286)                    $ 637,205,946
Income receivable                                              8,105,616
Receivable for shares sold                                       419,566
TOTAL ASSETS                                                 645,731,128
LIABILITIES:

Payable for shares redeemed               $2,950,013
Income distribution payable                  844,025
Accrued expenses                              92,659
TOTAL LIABILITIES                                              3,886,697
Net assets for 61,452,173
shares outstanding                                         $ 641,844,431
NET ASSETS CONSIST OF:

Paid in capital                                            $ 653,161,990
Net unrealized depreciation
of investments                                                (4,565,340)
Accumulated net realized
loss on investments                                           (6,753,405)
Undistributed net
investment income                                                  1,186
TOTAL NET ASSETS                                           $ 641,844,431
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$591,317,462 / 56,614,486
shares outstanding                                                $10.44
INSTITUTIONAL SERVICE SHARES:
$50,526,969 / 4,837,687
shares outstanding                                                $10.44


See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 1999


INVESTMENT INCOME:
Interest                                                            $ 33,978,435
EXPENSES:

Investment advisory fee                          $  2,552,771
Administrative personnel
and services fee                                      481,197
Custodian fees                                         35,338
Transfer and dividend
disbursing agent fees
and expenses                                          256,988
Directors'/Trustees'

fees                                                   17,232
Auditing fees                                          17,340
Legal fees                                              5,079
Portfolio accounting
fees                                                  122,318
Distribution services
fee-Institutional
Service Shares                                        112,256
Shareholder services
fee-Institutional Shares                            1,479,210
Shareholder services
fee-Institutional
Service Shares                                        112,256
Share registration costs                               37,379
Printing and postage                                   32,596
Insurance premiums                                      6,400
Miscellaneous                                          18,643
TOTAL EXPENSES                                      5,287,003
WAIVERS:

Waiver of investment

advisory fee                  $   (108,959)
Waiver of distribution
services fee-
Institutional Service
Shares                            (107,765)
Waiver of shareholder
services fee-
Institutional Shares            (1,479,210)
Waiver of shareholder
services fee-
Institutional Service
Shares                              (4,491)
TOTAL WAIVERS                                      (1,700,425)
Net expenses                                                           3,586,578
Net investment income                                                 30,391,857
REALIZED AND UNREALIZED
GAIN (LOSS) ON

INVESTMENTS:
Net realized gain on

investments                                                            9,929,322
Net change in unrealized
depreciation of
investments                                                           (7,348,852)
Net realized and
unrealized gain on
investments                                                            2,580,470
Change in net assets
resulting from
operations                                                          $ 32,972,327



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED FEBRUARY 28                    1999                  1998
INCREASE (DECREASE) IN
NET ASSETS:

OPERATIONS:

Net investment income          $    30,391,857       $    36,690,854
Net realized gain on
investments ($9,929,322
and $2,033,001 net gain,
respectively, as
computed for federal tax
purposes)                            9,929,322             2,018,431
Net change in unrealized
appreciation/(depreciation)         (7,348,852)            3,542,439
CHANGE IN NET ASSETS
RESULTING FROM

OPERATIONS                          32,972,327            42,251,724
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares               (28,386,588)          (35,155,560)
Institutional Service
Shares                              (2,004,083)           (1,535,294)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                    (30,390,671)          (36,690,854)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             359,154,546           302,726,969
Net asset value of shares
issued to shareholders
in payment of
distributions declared              17,500,177            18,874,038
Cost of shares redeemed           (368,571,763)         (426,661,455)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         8,082,960          (105,060,448)
Change in net assets                10,664,616           (99,499,578)
NET ASSETS:

Beginning of period                631,179,815           730,679,393
End of period (including
undistributed net
investment income of $1,186
and $0, respectively)          $   641,844,431       $   631,179,815


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements


FEBRUARY 28, 1999

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The
Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the expiration of a portion of the capital loss carryforward. The following reclassifications have been made to the financial statements.

        INCREASE /(DECREASE)
                     ACCUMULATED NET

PAID-IN CAPITAL   REALIZED GAIN/LOSS
$1,653                      $(1,653)

Net investment income, net realized gains/ losses and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At February 28, 1999, the Trust, for federal tax purposes, had a capital loss carryforward of $6,731,871, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


YEAR ENDED FEBRUARY 28                      1999                            1998
INSTITUTIONAL SHARES:          SHARES              AMOUNT           SHARES          AMOUNT
Shares sold                  31,049,321       $  325,475,379    27,005,133    $  279,621,175
Shares issued to
shareholders in payment
of distributions
declared                      1,503,698           15,751,832     1,693,644        17,556,139
Shares redeemed             (33,364,976)        (349,913,867)  (39,219,746)     (406,462,678)
NET CHANGE RESULTING
FROM INSTITUTIONAL SHARE

TRANSACTIONS                   (811,957)      $   (8,686,656)  (10,520,969)  $  (109,285,364)


YEAR ENDED FEBRUARY 28                       1999                             1998
INSTITUTIONAL
SERVICE SHARES:                 SHARES              AMOUNT           SHARES              AMOUNT
Shares sold                   3,218,485       $   33,679,167      2,230,331    $   23,105,794
Shares issued to
shareholders in payment
of distributions
declared                        166,786            1,748,345        127,126         1,317,899
Shares redeemed              (1,779,649)         (18,657,896)    (1,951,903)      (20,198,777)
NET CHANGE RESULTING
FROM INSTITUTIONAL

SERVICE

SHARE TRANSACTIONS            1,605,622       $   16,769,616        405,554   $     4,224,916
NET CHANGE RESULTING
FROM SHARE TRANSACTIONS         793,665       $    8,082,960    (10,115,415)  $  (105,060,448)

At February 28, 1999, capital paid-in aggregated $653,161,990.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1999, were as follows:

Purchases $ 1,306,569,153
Sales     $ 1,293,822,206

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years as of February 28, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 1-3 Years at February 28, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
April 19, 1999



[Graphic]

Federated U.S. Government
Securities Fund: 1-3 Years

INSTITUTIONAL SHARES

APRIL 30, 1999



A Statement of Additional Information (SAI) dated April 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3947
Cusip 31428M100

8032806A-IS (4/99)

[Graphic]

PROSPECTUS

Federated U.S. Government Securities Fund: 1-3 Years

INSTITUTIONAL SERVICE SHARES



A mutual fund seeking current income by investing in a portfolio of short-term U.S. government securities.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


APRIL 30, 1999



CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem and Exchange Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12

Report of Ernst & Young LLP, Independent Auditors  22


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a diversified, short-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to one year and less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE



[Graphic]

The bar chart shows the variability of the Fund's Institutional Service Shares on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return from January 1, 1999 to March 31, 1999, was 0.39%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 2.97% (quarter ended March 31, 1995). Its lowest quarterly return was (0.41%) (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar period ended December 31, 1998.

CALENDAR PERIOD          FUND    ML13YTI   LSUSGFA
1 Year                   6.14%   5.78%     5.82%
5 Years                  5.16%   5.97%     5.04%
Start of Performance 1   5.06%   6.02%     5.15%

The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Treasury Index (ML13YTI), a broad-based market index and the Lipper Short U.S. Government Funds Average (LSUSGFA), an average of funds with similar investment objectives. Indexes are unmanaged, and it is not possible to invest directly in an index.

1 The Fund's Institutional Service Shares start of performance date was May 30, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.



SHAREHOLDER FEES


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a

percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
None Maximum Sales Charge (Load) Imposed on

Reinvested Dividends (and other Distributions)

(as a percentage of offering price)                                            None

Redemption Fee (as a percentage of amount

redeemed, if applicable)                                                       None

Exchange Fee                                                                   None


ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1


Expenses That are Deducted From Fund
Assets (as a percentage of average net assets)

Management Fee 2                                                               0.40%
Distribution (12b-1) Fee 3                                                     0.25%
Shareholder Services Fee 4                                                     0.25%
Other Expenses                                                                 0.16%
Total Annual Fund
Operating Expenses                                                             1.06%

1 Although not contractually obligated to do so, the adviser, distributor, and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
February 28, 1999.

 Total Waiver of Fund Expenses                                                 0.27%
 Total Actual Annual Fund Operating Expenses (after waivers)                   0.79%
2 The adviser voluntary waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund
(after the voluntary waiver) was 0.38% for the fiscal year ended February 28,
1999. 3 The distribution (12b-1) fee for the Fund's Institutional Service Shares
has been voluntarily reduced. This voluntary reduction can be terminted at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.01% for the fiscal year ended February 28, 1999. 4 The shareholder services fee for the Fund's Institutional Service Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was
0.24% for the fiscal year ended February 28, 1999.




EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Insitutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Insitutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year     $   108
3 Years    $   337
5 Years    $   585
10 Years   $ 1,294

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.



Second, in constructing a portfolio with a targeted average duration, the adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the adviser typically structures the portfolio in one of three ways:

* A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The adviser may use this structure, for example, when it expects the difference between longer term and shorter term interest rates to increase.

* A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The adviser may use this structure, for example, when it expects the difference between longer term and shorter term interest rates to decrease.

* A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The adviser may use this structure, for example, when it expects longer term and shorter term interest rates to change by approximately the same amount.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:



* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve Board's monetary policy; and



* changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.



As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. The Fund also invests in repurchase agreements for U.S. government securities. Although repurchase agreements are collateralized by the same types of securities in which the Fund invests, income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.

PORTFOLIO TURNOVER

The fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter term gains (losses) for its shareholders, which are taxed at a higher rate than longer term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?



The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES



Treasury securities are direct obligations of the federal government of the United States.



AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE).



What are the Specific Risks of Investing in the Fund?



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated
U.S. Government Securities Fund: 2-5 Years, Federated U.S. Government Securities Fund: 5-10 Years, or Federated U.S. Government Bond Fund, all of which have longer average durations than the Fund.


What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to retail and private banking customers of financial institutions or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

*  Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

*  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

*  Fund Name and Share Class, account number and account registration;

*  amount to be redeemed or exchanged;

*  signatures of all Shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:


SUSAN M. NASON



Susan M. Nason has been the Fund's portfolio manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


ROBERT J. OSTROWSKI

Robert J. Ostrowski has been the Fund's portfolio manager since
September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He has been a Senior Vice President of the Fund's Adviser since September 1997 and served as Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 22.


YEAR ENDED FEBRUARY 28 OR 29       1999        1998        1997        1996        1995
NET ASSET VALUE,

BEGINNING OF PERIOD               $10.41      $10.32      $10.38      $10.25      $10.46
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income               0.47        0.53        0.52        0.59        0.50
Net realized and
unrealized gain (loss)
on investments                      0.03        0.09       (0.06)       0.13       (0.21)
Total from investment
operations                          0.50        0.62        0.46        0.72        0.29
LESS DISTRIBUTIONS:

Distributions from net

investment income                  (0.47)      (0.53)      (0.52)      (0.59)      (0.50)
NET ASSET VALUE, END OF

PERIOD                            $10.44      $10.41      $10.32      $10.38      $10.25
TOTAL RETURN 1                      4.93%       6.15%       4.52%       7.14%       2.88%

RATIOS TO AVERAGE NET

ASSETS:

Expenses                            0.79%       0.79%       0.79%       0.79%       0.79%
Net investment income               4.50%       5.11%       5.01%       5.68%       4.76%
Expense
waiver/reimbursement 2              0.27%       0.26%       0.27%       0.26%       0.25%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $50,527     $33,631     $29,181     $26,432     $29,208
Portfolio turnover                   207%        118%        145%        142%        265%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments


FEBRUARY 28, 1999


PRINCIPAL

AMOUNT                                                VALUE

                 U.S. TREASURY NOTES-79.6%
  $ 49,100,000   5.500%, 3/31/2000            $  49,344,518
    35,000,000   6.375%, 5/15/2000               35,518,700
    64,000,000   5.375%, 6/30/2000               64,227,840
    35,000,000   6.125%, 7/31/2000               35,477,050
    43,743,000   6.000%, 8/15/2000               44,274,040
    62,000,000   4.000%, 10/31/2000              60,874,080
    35,000,000   5.750%, 11/15/2000              35,336,350
    14,000,000   4.625%, 12/31/2000              13,873,720
    20,000,000   6.500%, 5/31/2001               20,553,800
    16,000,000   6.625%, 7/31/2001               16,516,800
    41,000,000   6.500%, 8/31/2001               42,243,530
    34,500,000   5.875%, 11/30/2001              35,093,745
    56,000,000   6.125%, 12/31/2001              57,329,440
                 TOTAL U.S. TREASURY
                 NOTES (IDENTIFIED COST

                 $514,216,951)                  510,663,613
                 U.S. GOVERNMENT

                 AGENCIES-18.9%
                 FEDERAL HOME LOAN BANKS-

                 15.8%

    25,000,000   5.470%, 8/17/2000               25,050,750
    15,000,000   4.565%, 10/16/2000              14,821,200
    15,650,000   5.750%, 4/30/2001               15,759,081
    42,000,000   5.500%, 8/13/2001               42,091,560
     4,000,000   4.660%, 10/15/2001               3,927,000
                 TOTAL                          101,649,591
                 STUDENT LOAN MARKETING

                 ASSOCIATION-3.1%

    19,875,000   5.570%, 3/17/2000               19,947,742
                 TOTAL U.S. GOVERNMENT
                 AGENCIES (IDENTIFIED

                 COST $122,609,335)             121,597,333
                 REPURCHASE AGREEMENT-

                 0.8% 1

     4,945,000   Societe Generale, New
                 York, 4.750%, dated
                 2/26/1999, due 3/1/1999

                 (at amortized cost)              4,945,000

                 TOTAL INVESTMENTS
                 (IDENTIFIED COST

                 $641,771,286) 2              $ 637,205,946


1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $641,771,286. The net unrealized depreciation of investments on a federal tax basis amounts to $4,565,340 which is comprised of $300,589 appreciation and $4,865,929 depreciation at February 28, 1999.

Note: The categories of investments are shown as a percentage of net assets ($641,844,431) at February 28, 1999.



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities


FEBRUARY 28, 1999


ASSETS:
Total investments in
securities, at value
(identified cost
$641,771,286)                              $ 637,205,946
Income receivable                              8,105,616
Receivable for shares
sold                                             419,566
TOTAL ASSETS                                 645,731,128
LIABILITIES:

Payable for shares
redeemed                    $2,950,013
Income distribution
payable                        844,025
Accrued expenses                92,659

TOTAL LIABILITIES                              3,886,697

Net assets for
61,452,173 shares

outstanding                                $ 641,844,431
NET ASSETS CONSIST OF:
Paid in capital                            $ 653,161,990
Net unrealized
depreciation of
investments                                   (4,565,340)
Accumulated net realized
loss on investments                           (6,753,405)
Undistributed net
investment income                                  1,186
TOTAL NET ASSETS                           $ 641,844,431
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER

SHARE:
INSTITUTIONAL SHARES:

$591,317,462 /

56,614,486 shares

outstanding                                       $10.44

INSTITUTIONAL SERVICE

SHARES:
$50,526,969 / 4,837,687

shares outstanding                                $10.44



See Notes which are an integral part of the Financial Statements

Statement of Operations



YEAR ENDED FEBRUARY 28, 1999


INVESTMENT INCOME:
Interest                                                            $ 33,978,435
EXPENSES:

Investment advisory fee                          $  2,552,771
Administrative personnel
and services fee                                      481,197
Custodian fees                                         35,338
Transfer and dividend
disbursing agent fees
and expenses                                          256,988
Directors'/Trustees'

fees                                                   17,232
Auditing fees                                          17,340
Legal fees                                              5,079
Portfolio accounting
fees                                                  122,318
Distribution services
fee-Institutional
Service Shares                                        112,256
Shareholder services
fee-Institutional Shares                            1,479,210
Shareholder services
fee-Institutional
Service Shares                                        112,256
Share registration costs                               37,379
Printing and postage                                   32,596
Insurance premiums                                      6,400
Miscellaneous                                          18,643
TOTAL EXPENSES                                      5,287,003
WAIVERS:

Waiver of investment

advisory fee                  $   (108,959)
Waiver of distribution
services fee-
Institutional Service
Shares                            (107,765)
Waiver of shareholder
services fee-
Institutional Shares            (1,479,210)
Waiver of shareholder
services fee-
Institutional Service
Shares                              (4,491)
TOTAL WAIVERS                                      (1,700,425)
Net expenses                                                           3,586,578
Net investment income                                                 30,391,857
REALIZED AND UNREALIZED
GAIN (LOSS) ON

INVESTMENTS:
Net realized gain on

investments                                                            9,929,322
Net change in unrealized
depreciation of
investments                                                           (7,348,852)
Net realized and
unrealized gain on
investments                                                            2,580,470
Change in net assets
resulting from
operations                                                          $ 32,972,327




See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED FEBRUARY 28           1999                  1998
INCREASE (DECREASE) IN
NET ASSETS:

OPERATIONS:

Net investment income          $    30,391,857       $    36,690,854
Net realized gain on
investments ($9,929,322
and $2,033,001 net gain,
respectively, as
computed for federal tax
purposes)                            9,929,322             2,018,431
Net change in unrealized
appreciation/(depreciation)         (7,348,852)            3,542,439
CHANGE IN NET ASSETS
RESULTING FROM

OPERATIONS                          32,972,327            42,251,724
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares               (28,386,588)          (35,155,560)
Institutional Service
Shares                              (2,004,083)           (1,535,294)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                    (30,390,671)          (36,690,854)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             359,154,546           302,726,969
Net asset value of shares
issued to shareholders
in payment of
distributions declared              17,500,177            18,874,038
Cost of shares redeemed           (368,571,763)         (426,661,455)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         8,082,960          (105,060,448)
Change in net assets                10,664,616           (99,499,578)
NET ASSETS:

Beginning of period                631,179,815           730,679,393
End of period (including
undistributed net
investment income of
$1,186

and $0, respectively)          $   641,844,431       $   631,179,815



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements


FEBRUARY 28, 1999



ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The
Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the expiration of a portion of the capital loss carryforward. The following reclassifications have been made to the financial statements.

       INCREASE/(DECREASE)

                  ACCUMULATED NET
PAID-IN CAPITAL   REALIZED GAIN/LOSS
$1,653                      $(1,653)

Net investment income, net realized gains/ losses and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At February 28, 1999, the Trust, for federal tax purposes, had a capital loss carryforward of $6,731,871, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:



YEAR ENDED FEBRUARY 28                   1999                               1998
INSTITUTIONAL SHARES:         SHARES              AMOUNT           SHARES              AMOUNT
Shares sold                  31,049,321       $  325,475,379      27,005,133       $  279,621,175
Shares issued to
shareholders in payment
of distributions
declared                      1,503,698           15,751,832       1,693,644           17,556,139
Shares redeemed             (33,364,976)        (349,913,867)    (39,219,746)        (406,462,678)
NET CHANGE RESULTING
FROM INSTITUTIONAL SHARE

TRANSACTIONS                   (811,957)      $   (8,686,656)    (10,520,969)      $ (109,285,364)


YEAR ENDED FEBRUARY 28                   1999                               1998
INSTITUTIONAL SERVICE
SHARES:                       SHARES              AMOUNT           SHARES              AMOUNT
Shares sold                   3,218,485       $   33,679,167       2,230,331       $   23,105,794
Shares issued to
shareholders in payment
of distributions
declared                        166,786            1,748,345         127,126            1,317,899
Shares redeemed              (1,779,649)         (18,657,896)     (1,951,903)         (20,198,777)
NET CHANGE RESULTING
FROM INSTITUTIONAL

SERVICE

SHARE TRANSACTIONS            1,605,622       $   16,769,616         405,554       $    4,224,916
NET CHANGE RESULTING
FROM SHARE TRANSACTIONS         793,665       $    8,082,960     (10,115,415)      $ (105,060,448)


At February 28, 1999, capital paid-in aggregated $653,161,990.


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1999, were as follows:

Purchases   $ 1,306,569,153
Sales       $ 1,293,822,206

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years as of February 28, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 1-3 Years at February 28, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

April 19, 1999



Federated U.S. Government Securities Fund:
1-3 Years

INSTITUTIONAL SERVICE SHARES


APRIL 30, 1999

A Statement of Additional Information (SAI) dated April 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3947

Cusip 31428M209


8032806A-SS (4/99)



[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated U.S. Government Securities Fund:

1-3 Years

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated U.S. Government Securities Fund:
1-3 Years, dated April 30, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.

APRIL 30, 1999

 [Graphic]

 FEDERATED

 WORLD-CLASS INVESTMENT MANAGER
 Federated U.S. Government Securities Fund:
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

8032806B (4/99)



[Graphic]

CONTENTS

How is the Fund Organized?  1

Investment Strategy  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  3

How is the Fund Sold?  3

Subaccounting Services  4

Redemption in Kind  4

Massachusetts Partnership Law  4

Account and Share Information  5

Tax Information  5

Who Manages and Provides Services to the Fund?  6

How Does the Fund Measure Performance?  9

Who is Federated Investors, Inc.?  10

Addresses  12



How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 3, 1984.



The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to all classes of the above-mentioned Shares. The Fund changed its name from Federated Short-Intermediate Government Trust to Federated U.S. Government Securities Fund: 1-3 Years on April 13, 1995. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly Federated Advisers).



Investment Strategy

The Fund's dollar-weighted average portfolio maturity may not exceed three years. Further, the Fund is required to maintain a minimum weighted average portfolio maturity of one year. The Adviser manages the portfolio by targeting a dollar-weighted average duration that is consistent with the Fund's maturity constraints because duration is a more accurate and useful measure of interest rate risk.



Duration is a measure of the average time to receipt of cash from a bond. The only instance in which duration is equal to time-to-maturity is a zero coupon bond; where all cash is received at maturity. In the case of a coupon bond, cash is received at least annually or semi-annually. In the case of a coupon bond with a three-year maturity, the average time to receipt of cash should be between 1 and 3. The formula for duration places more weight on the dates when cash flows are relatively large. Since in the case of the three-year coupon bond, most of the cash is received at the end of year 3, the average time to receipt of cash will be closer to 3 than to 1.



The Adviser selects securities used to lengthen or shorten the portfolio's average duration by comparing the returns currently offered by different investments to their historical and expected returns.

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.



A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.



The following describes the types of securities in which the Fund invests:



TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.



AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.



ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.



There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities



SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



ASSET COVERAGE



In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into or offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivatives contracts or special transactions.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Fund may invest its assets in securities of affiliated money market funds as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS



There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.



If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

FUNDAMENTAL INVESTMENT POLICIES



The Fund will invest only in U.S. government securities with remaining maturities of three and one half years or less.



U.S. government securities include: (1) A variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills which have a maturity of one year or less and (b) U.S. Treasury notes which have remaining maturities of one to three and one-half years; (2) Obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association pass-through and modified participation certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. government to purchase obligations of the U.S. government agency or instrumentality; or (d) the credit of the instrumentality.

The Fund may enter into repurchase agreements, under which the Fund may acquire U.S government securities subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price, time and interest payment.



Portfolio transactions are undertaken principally to accomplish the Fund's objective in relation to movement in the general level of interest rates and to invest new money obtained from the sale of Fund Shares and to meet redemptions of Fund Shares. The Fund is free to dispose of portfolio securities at any time when changes in circumstances or conditions make such a move desirable in light of the investment objective and policies heretofore stated.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

BORROWING MONEY

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.

Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while the borrowings are outstanding.

PLEDGING ASSETS



The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.



LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may purchase or hold U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.



PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover will be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended February 28, 1999 and 1998, the portfolio turnover rates were 207% and 118%, respectively.

DETERMINING MARKET VALUE OF SECURITIES



Market values of the Fund's portfolio securities are determined as follows:

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and



* for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?



The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?



Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.



RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)



As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.



The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.



For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.



SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.



Investment professionals receive such fees for providing

distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through sub-accounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Fund to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.



As of April 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co. Inc., San Francisco, CA owned approximately 5,268,741 Shares (11.40%) of the outstanding Institutional Shares; Sheldon & Co. National City Bank, Cleveland, OH owned approximately 5,066,546 Shares (10.97%) of the outstanding Institutional Shares; Thrift Plan for Employees of the Federal Reserve System, New York, NY owned approximately 3,520,826 Shares (7.62%) of the outstanding Institutional Shares.



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES



The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of April 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

NAME                                                                                                       TOTAL
BIRTH DATE                                                                                  AGGREGATE      COMPENSATION
ADDRESS                          PRINCIPAL OCCUPATIONS                                      COMPENSATION   FROM
POSITION WITH FUND               FOR PAST FIVE YEARS                                        FROM FUND      FUND COMPLEX
John F. Donahue*+                Chief Executive Officer and                                          $0   $0 for the Fund and
Birth Date: July 28, 1924        Director or Trustee of the                                                54 other investment
Federated Investors Tower        Federated Fund Complex;                                                   companies in the
1001 Liberty Avenue              Chairman and Director,                                                    Fund Complex
Pittsburgh, PA                   Federated Investors, Inc.;
CHAIRMAN AND TRUSTEE             Chairman and Trustee,
                                 Federated Investment Management Company;
                                 Chairman and Director, Federated Investment
                                 Counseling, and Federated Global Investment
                                 Management Corp.; Chairman, Passport Research,
                                 Ltd.

THOMAS G. BIGLEY                 Director or Trustee of the Federated Fund Complex;            $1,413.15   $113,860.22 for the
Birth Date: February 3, 1934     Director, Member of Executive Committee, Children's                       Fund and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior Partner, Ernst                   54 other investment
Pittsburgh, PA                   & Young LLP; Director, MED 3000 Group, Inc.;                              companies in the
TRUSTEE                          Director, Member of Executive Committee, University                       Fund Complex
                                 of Pittsburgh.

JOHN T. CONROY, JR.              Director or Trustee of the Federated Fund Complex;            $1,554.68   $125,264.48 for the
Birth Date: June 23, 1937        President, Investment Properties Corporation; Senior                      Fund and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates, Inc.,                        54 other investment
John R. Wood Associates, Inc.    Realtors; Partner or Trustee in private real estate                       companies in the
Realtors                         ventures in Southwest Florida; formerly: President,                       Fund Complex
3255 Tamiami Trial North         Naples Property Management, Inc. and Northgate
Naples, FL                       Village Development Corporation.

TRUSTEE

NICHOLAS CONSTANTAKIS            Director or Trustee of the Federated Fund Complex;            $1,413.15   $47,958.02 for the
Birth Date: September 3, 1939    formerly: Partner, Andersen Worldwide SC.                                 Fund and
175 Woodshire Drive                                                                                        39 other investment
Pittsburgh, PA                                                                                             companies in the
TRUSTEE                                                                                                    Fund Complex
JOHN F. CUNNINGHAM++             Director or Trustee of some of the Federated Fund               $263.86   $0 for the Fund and
Birth Date: March 5, 1943        Complex; Chairman, President and Chief Executive                          43 other investment
353 El Brillo Way                Officer, Cunningham & Co., Inc. ; Trustee Associate,                      companies in the
Palm Beach, FL                   Boston College; Director, EMC Corporation; formerly:                      Fund Complex
TRUSTEE                          Director, Redgate Communications.
                                 Previous Positions: Chairman of the Board and Chief
                                 Executive Officer, Computer Consoles, Inc.; President
                                 and Chief Operating Officer, Wang Laboratories;
                                 Director, First National Bank of Boston; Director,

                                 Apollo Computer, Inc.

LAWRENCE D. ELLIS, M.D.*         Director or Trustee of the Federated Fund Complex;            $1,413.15   $113,860.22 for the
Birth Date: October 11, 1932     Professor of Medicine, University of Pittsburgh;                          Fund and
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                        54 other investment
Suite 1111                       Center - Downtown; Hematologist, Oncologist and                           companies in the
Pittsburgh, PA                   Internist, University of Pittsburgh Medical Center;                       Fund Complex
TRUSTEE                          Member, National Board of Trustees, Leukemia
                                 Society of America.

PETER E. MADDEN                  Director or Trustee of the Federated Fund Complex;            $1,448.50   $113,860.22 for the
Birth Date: March 16, 1942       formerly: Representative, Commonwealth of                                 Fund and
One Royal Palm Way               Massachusetts General Court; President, State Street                      54 other investment
100 Royal Palm Way               Bank and Trust Company and State                                          companies in the
Palm Beach, FL                   Street Corporation.                                                       Fund Complex
TRUSTEE                          Previous Positions: Director, VISA USA and VISA

                                 International; Chairman and Director, Massachusetts
                                 Bankers Association; Director, Depository Trust

                                 Corporation.


NAME                                                                                                       TOTAL
BIRTH DATE                                                                                  AGGREGATE      COMPENSATION
ADDRESS                          PRINCIPAL OCCUPATIONS                                      COMPENSATION   FROM
POSITION WITH FUND               FOR PAST FIVE YEARS                                        FROM FUND      FUND COMPLEX
JOHN E. MURRAY, JR., J.D.,       Director or Trustee of                                     $1,448.50      $113,860.22 for the
S.J.D.                           the Federated Fund Complex;                                               Fund and
Birth Date: December 20, 1932    President, Law Professor,                                                 54 other investment
President, Duquesne University   Duquesne University;                                                      companies in the
Pittsburgh, PA                   Consulting Partner,                                                       Fund Complex
TRUSTEE                          Mollica & Murray.
                                 Previous Positions: Dean and
                                 Professor of Law, University
                                 of Pittsburgh School of Law;
                                 Dean and Professor of Law,
                                 Villanova University School of

                                 Law.

MARJORIE P. SMUTS                Director or Trustee of the Federated Fund Complex;            $1,413.15   $113,860.22 for the
Birth Date: June 21, 1935        Public Relations/Marketing/Conference Planning.                           Fund and
4905 Bayard Street               Previous Positions: National Spokesperson, Aluminum                       54 other investment
Pittsburgh, PA                   Company of America; business owner.                                       companies in the
TRUSTEE                                                                                                    Fund Complex
JOHN S. WALSH                    Director or Trustee of some of the Federated Fund                    $0   $0 for the Fund and
Birth Date: November 28, 1957    Complex; President and Director, Heat Wagon, Inc.;                        40 other investment
2007 Sherwood Drive              President and Director, Manufacturers Products, Inc.;                     companies in the
Valparaiso, IN                   President, Portable Heater Parts, a division of                           Fund Complex
TRUSTEE                          Manufacturers Products, Inc.; Director, Walsh & Kelly,
                                 Inc.; formerly: Vice President, Walsh & Kelly, Inc.

GLEN R. JOHNSON                  Trustee, Federated Investors, Inc.; staff member,                    $0   $0 for the Fund and
Birth Date: May 2, 1929          Federated Securities Corp.                                                8 other investment
Federated Investors Tower                                                                                  companies in the
1001 Liberty Avenue                                                                                        Fund Complex
Pittsburgh, PA

PRESIDENT

J. CHRISTOPHER DONAHUE+          President or Executive Vice President of the Federated               $0   $0 for the Fund and
Birth Date: April 11, 1949       Fund Complex; Director or Trustee of some of the                          22 other investment
Federated Investors Tower        Funds in the Federated Fund Complex; President and                        companies in the
1001 Liberty Avenue              Director, Federated Investors, Inc.; President and                        Fund Complex
Pittsburgh, PA                   Trustee, Federated Investment Management
EXECUTIVE VICE PRESIDENT         Company; President and Director, Federated
                                 Investment Counseling and Federated Global
                                 Investment Management Corp.; President, Passport
                                 Research, Ltd.; Trustee, Federated Shareholder
                                 Services Company; Director, Federated Services

                                 Company.

EDWARD C. GONZALES               Trustee or Director of some of the Funds in the                      $0   $0 for the Fund and
Birth Date: October 22, 1930     Federated Fund Complex; President, Executive Vice                         1 other investment
Federated Investors Tower        President and Treasurer of some of the Funds in the                       company in the
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman, Federated                          Fund Complex
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT         Management Company and Federated Investment
                                 Counseling, Federated Global Investment
                                 Management Corp. and Passport Research, Ltd.;
                                 Executive Vice President and Director, Federated
                                 Securities Corp.; Trustee, Federated Shareholder

                                 Services Company.

JOHN W. MCGONIGLE                Executive Vice President and Secretary of the                        $0   $0 for the Fund and
Birth Date: October 26, 1938     Federated Fund Complex; Executive Vice President,                         54 other investment
Federated Investors Tower        Secretary and Director, Federated Investors, Inc.;                        companies in the
1001 Liberty Avenue              Trustee, Federated Investment Management                                  Fund Complex
Pittsburgh, PA                   Company; Director, Federated Investment Counseling
EXECUTIVE VICE PRESIDENT         and Federated Global Investment Management Corp.;
AND SECRETARY                    Director, Federated Services Company; Director,

                                 Federated Securities Corp.

RICHARD J. THOMAS                Treasurer of the Federated Fund Complex; Vice                        $0   $0 for the Fund and
Birth Date: June 17, 1954        President-Funds Financial Services Division,                              54 other investment
Federated Investors Tower        Federated Investors, Inc.; formerly: various                              companies in the
1001 Liberty Avenue              management positions within Funds Financial                               Fund Complex
Pittsburgh, PA                   Services Division of Federated Investors, Inc.

TREASURER

RICHARD B. FISHER                President or Vice President of some of the Funds in                  $0   $0 for the Fund and
Birth Date: May 17, 1923         the Federated Fund Complex; Director or Trustee of                        6 other investment
Federated Investors Tower        some of the Funds in the Federated Fund Complex;                          companies in the
1001 Liberty Avenue              Executive Vice President, Federated Investors, Inc.;                      Fund Complex
Pittsburgh, PA                   Chairman and Director, Federated Securities Corp.

VICE PRESIDENT


NAME                                                                                                       TOTAL
BIRTH DATE                                                                                  AGGREGATE      COMPENSATION
ADDRESS                          PRINCIPAL OCCUPATIONS                                      COMPENSATION   FROM
POSITION WITH FUND               FOR PAST FIVE YEARS                                        FROM FUND      FUND COMPLEX
WILLIAM D. DAWSON, III           Chief Investment Officer of                                $0             $0 for the Fund and
Birth Date: March 3, 1949        this Fund and various other                                               41 other investment
Federated Investors Tower        Funds in the Federated Fund                                               companies in the
1001 Liberty Avenue              Complex; Executive Vice                                                   Fund Complex
Pittsburgh, PA                   President, Federated
CHIEF INVESTMENT OFFICER         Investment Counseling,
                                 Federated Global Investment
                                 Management Corp., Federated
                                 Investment Management Company
                                 and Passport Research, Ltd.;
                                 Registered Representative,
                                 Federated Securities Corp.;
                                 Portfolio Manager, Federated
                                 Administrative Services; Vice
                                 President, Federated
                                 Investors, Inc.; formerly:
                                 Executive Vice President and
                                 Senior Vice President,
                                 Federated Investment
                                 Counseling Institutional
                                 Portfolio Management Services
                                 Division; Senior Vice
                                 President, Federated
                                 Investment Management Company
                                 and Passport Research, Ltd.
SUSAN M. NASON                   Susan M. Nason has been the Fund's portfolio                         $0   $0 for the Fund and
Birth Date: August 29, 1961      manager since September 1991. She is Vice President                       3 other investment
Federated Investors Tower        of the Fund, Ms. Nason joined Federated in 1987 and                       companies in the
1001 Liberty Avenue              has been a Senior Portfolio Manager and Senior Vice                       Fund Complex
Pittsburgh, PA                   President of the Fund's Adviser since 1997. Ms. Nason
VICE PRESIDENT                   served as a Portfolio Manager and Vice President of
                                 the Adviser from 1993 to 1997. Ms. Nason is a
                                 Chartered Financial Analyst and received her M.S.I.A.
                                 concentrating in Finance from Carnegie Mellon

                                 University.


+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

++ Mr. Cunningham became a member of the Board of Trustees on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Fund.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.



The Adviser is a wholly owned subsidiary of Federated.



The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



For the fiscal year ended, February 28, 1999, no brokerage commissions were paid by the Fund.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                     AVERAGE AGGREGATE DAILY

MAXIMUM NET ASSETS OF THE FEDERATED ADMINISTRATIVE FEE FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million 0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



Ernst & Young LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED FEBRUARY 28       1999         1998         1997
Advisory Fee Earned               $2,552,771   $2,742,606   $2,917,433
Advisory Fee Reduction               108,959       46,875      160,105
Brokerage Commissions                      -           -             -
Administrative Fee                   481,197      517,508      551,185
12B-1 FEE

Institutional Service Shares           4,491            -            -
SHAREHOLDER SERVICES FEE

Institutional Shares                       -            -            -
Institutional Service Shares         107,765            -            -

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.



How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, five- and ten-year periods ended February 28, 1999.

Yield given for the 30-day period ended February 28, 1999.

                        30-DAY

SHARE CLASS             PERIOD   1 YEAR   5 YEARS   10 YEARS
INSTITUTIONAL SHARES:

Total Return            N/A      5.19%    5.38%     6.55%
Yield                   4.46%    N/A      N/A       N/A

Total returns given for the one-, five- and since inception periods ended February 28, 1999.

Yield given for the 30-day period ended February 28, 1999.

                  30-DAY                      SINCE INCEPTION
SHARE CLASS       PERIOD   1 YEAR   5 YEARS   ON MAY 30, 1992
INSTITUTIONAL
SERVICE SHARES:

Total Return      N/A      4.93%    5.11%     4.90%
Yield             4.21%    N/A      N/A       N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD



The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:



* references to ratings, rankings and financial publications and/or performance comparisons of Shares to certain indices;



* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.



The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.



The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.



You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors, such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

MERRILL LYNCH 1-3 YEAR TREASURY INDEX



Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.



LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX



Lehman Brothers Intermediate Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.



MERRILL LYNCH 2-YEAR TREASURY CURVE INDEX



Merrill Lynch 2-Year Treasury Curve Index is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

MORNINGSTAR, INC.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short-and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS



Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600



INDEPENDENT AUDITORS



Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.      OTHER INFORMATION.

Item 23.       EXHIBITS:

               (a) (i) Conformed copy of the Amended and Restated Declaration of Trust of the Registrant; (9) (ii) Conformed copy of Amendment No. 3 to Declaration of Trust; (11)

               (b) (i) Copy of the Amended By-laws of the Registrant; (11) (ii) Copy of Amendment No. 1 to the By-Laws of the Registrant; (14) (iii) Copy of Amendment No. 4 to the By-Laws of the Registrant; (15) (iv) Copy of Amendment No. 5 to the By-Laws of the Registrant; (15) (v) Copy of Amendment No. 6 to the By-Laws of the Registrant; (15)

               (c) (i) Copy of Specimen Certificate of Shares of Beneficial Interest of the Registrant; (11) (d) (i) Conformed copy of the Investment Advisory Contract of the Registrant; (10) (e) (i) Conformed copy of the Distributor's Contract of the Registrant;
               (11)

                      (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24 (b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).
               (f)    Not applicable;

               (g) (i) Conformed copy of the Custodian Agreement of the Registrant; (11) (ii) Conformed copy of Custodian Fee Schedule; (14)

 __________________________

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A filed February 26, 1993. (File Nos. 2-89028 and 811-3947).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed April 27, 1994. (File Nos. 2-89028 and 811-3947).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed April 17, 1995. (File Nos. 2-89028 and 811-3947).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed April 24, 1998. (File Nos. 2-89028 and 811-3947).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed February 26, 1999. (File Nos. 2-89028 and 811-3947).

               (h)    (i)    The responses described in Item 23(e)(ii) are
                             hereby incorporated by reference.
                      (ii)   Conformed copy of Amended and Restated Shareholder
                             Services Agreement; (14)

                      (iii) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (15)

                      (iv) The Registrant hereby incorporates by reference the conformed copy of Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375).

                (i) Copy of the Opinion of Counsel as to the Legality of the Securities Being Registered; (13)
(j)                Conformed copy of Consent of Independent Auditors; +
(k)                Not applicable;
                (l)    Copy of Initial Capital Understanding; (14)
(m)     (i)           Conformed copy of Distribution Plan; (11)

                      (ii) The responses described in Item 23(e)(ii) are hereby
                incorporated by reference; (n) Copy of Financial Data Schedules;
                +

     (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);

---------------------

+     All exhibits have been filed electronically

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed April 17, 1995. (File Nos. 2-89028 and 811-3947).

13. Response is incorporated by reference to Registrant's Pre- Effective Amendment No. 1 to its Registration Statement on Form N-1A filed March 6, 1984. (File Nos. 2-89028 and 811-3947).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed

        April 24, 1998. (File Nos. 2-89028 and 811-3947).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed February 26, 1999. (File Nos. 2-89028 and 811-3947).

(p)                   (i)    Conformed copy of Power of Attorney of the
                             Registrant;(15)
                      (ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (15)
(iii) Conformed copy of Power of Attorney of Treasurer of the Registrant; (15)
(iv) Conformed copy of Power of Attorney of Trustee of the Registrant; (15)

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

               None

Item 25.       INDEMNIFICATION:  (1)

Item 26.   Business and Other Connections of Investment Adviser:

               For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of four of theTrustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

               The remaining Officers of the investment adviser are:

               Executive Vice Presidents:             William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

              Senior Vice Presidents:                 Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham

---------------------

1. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 17 to its Registration Statement on Form N-1A filed March 31, 1992. (File No. 2-89028).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed February 26, 1999. (File Nos.

        2-89028 and 811-3947).

                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      B. Anthony Delserone, Jr.
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Stephen A. Keen
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      George B. Wright
                                                      Jolanta M. Wysocka

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Steven J. Wagner
                                                      Lori A. Wolff

               Secretary:                             G. Andrew Bonnewell

                Treasurer:                            Thomas R. Donahue

                Assistant Secretaries:                Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine M. Newcamp

                Assistant Treasurer:                  Richard B. Fisher

                The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a)  Federated  Securities  Corp. the  Distributor for shares of the Registrant,
     acts  as  principal   underwriter  for  the  following   open-endinvestment
     companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Director, Chairman, Chief              Vice President
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Executive Vice
Federated Investors Tower           President,                             President

1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary               --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




      (1)                                     (2)                                (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




      (1)  (2)                                 (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




 (1)     (2)                                    (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




(1)       (2)                                   (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




(1)       (2)                                   (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




(1)       (2)                                   (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Thomas P. Moretti                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                              (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




(1)        (2)                                   (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




(1)        (2)                                   (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



               (c) Not applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

               All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

               Registrant                                 Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA  15222-3779

           (Notices should be sent to the Agent at the above address)

                                                          Federated Investors Funds
                                                          5800 Corporate Drive
                                                          Pittsburgh, PA  15237-7000

               Federated Shareholder                      P.O. Box 8600
               Services Company                           Boston, MA  02266-8600
               ("Transfer Agent and

               Dividend Disbursing Agent")

               Federated Services Company                 Federated Investors Tower
               ("Administrator")                          1001 Liberty Avenue

                                                          Pittsburgh, PA  15222-3779




Federated Investment Management                           Federated Investors Tower
               Company                                    1001 Liberty Avenue
               ("Adviser")                                Pittsburgh, PA  15222-3779

               State Street Bank and                      P.O. Box 8600
               Trust Company                              Boston, MA  02266-8600
               ("Custodian")



Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of April, 1999.

              FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

                      BY: /s/ Karen M. Brownlee
                      Karen M. Brownlee, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      April 26, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                     TITLE                     DATE
By:  /s/ Karen M. Brownlee          Attorney In Fact         April 26, 1999

     Karen M. Brownlee                      For the Persons
     ASSISTANT SECRETARY                    Listed Below

John F. Donahue*                            Chairman and Trustee
                                            (Chief Executive Officer)

William D. Dawson, III*                     Chief Investment Officer

Glen R. Johnson*                            President

Richard J. Thomas*                          Treasurer (Principal Financial
                                            and Accounting Officer)

Thomas G. Bigley*                           Trustee

John T. Conroy, Jr.*                        Trustee

Nicholas P. Constantakis*                   Trustee

John F. Cunningham*                         Trustee

Lawrence D. Ellis, M.D.*                    Trustee

Peter E. Madden*                            Trustee

John E. Murray, Jr. J.D., S.J.D.*           Trustee

Marjorie P. Smuts*                          Trustee

* By Power of Attorney